EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE
(16)	EARNINGS PER SHARE

The following tables set forth the computation of basic and diluted earnings per share (in thousands except for share amounts):

(a)	Basic
“Basic earnings per share - common” is calculated by dividing the net income attributable to common shareholders of the Company by the weighted average number of common shares. Using the two class method pursuant to ASC 260-10-45, the Company allocated its net income to preferred and common shareholders during the years ended December 31, 2011 and 2010, based on the number of common shares outstanding during the periods shown (taking into account the number of preferred shares converted into common shares at the end of such periods on a 1 preferred share-for-0.4 common share basis), and participating preferred shares outstanding during the periods shown.

	Year Ended December 31,
	2011	2010
Income attributable to common shareholders of the Company	13,478	13,414
Income attributable to preferred shareholders of the Company	450	1,572
Net income	$13,928	$14,986
Weighted average number of common shares outstanding	7,461,296	6,974,492

(b)	Diluted

Diluted earnings per share is calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential common shares. The Company has two categories of dilutive potential common shares: the Preferred Shares issued in October and November 2009 in connection with the Preferred Shares Financing, and the Warrants issued in connection with both the Preferred Shares Financing and the Common Shares Financing in December 2009. The Warrants are assumed to have been converted into common shares and the calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average annual market share price of the Company’s common stock) based on the monetary value of the subscription rights attached to outstanding Warrants. The Preferred Shares that were outstanding at the end of the respective periods are assumed to have been converted into common shares on a 1 preferred share-for-0.4 common share basis. Since the Preferred Shares are included in the diluted calculation, net income (attributable to both common and preferred shareholders) is used. The number of shares calculated as above is compared with the number of shares that would have been issued assuming the exercise of the Warrants.
	Year Ended December 31,
	2011	2010
Net income	$13,928	$14,986
Weighted average number of common shares outstanding	7,461,296	6,974,492

Adjustment for:
Preferred stock	341,394	817,571
	7,802,690	7,792,063

Warrants were excluded from the calculation of diluted earnings per share for the years ended December 31, 2011 and 2010, as the warrant strike price of $8.575 is greater than the share price $4.75 at December 31, 2011 and the share price of $5.00 at December 31, 2010.